Commitments - Schedule of Payments of Long Term Lease Agreements (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2019 CAD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Long term lease agreements	$ 14,228
Not later than one year [member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Long term lease agreements	3,804
Later than one year and not later than two years [member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Long term lease agreements	1,680
2021
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Long term lease agreements	1,235
2022
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Long term lease agreements	1,252
2023
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Long term lease agreements	1,272
Thereafter
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Long term lease agreements	$ 4,985